Property, plant and equipment (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	S/ 2,273,048
End balance	2,208,553	S/ 2,273,048
Cost [Member] | Mining Concessions [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	76,808	79,217
Additions		484
Capitalized interests
Disposals
Transfers		136
Assets held for distribution		(3,029)
End balance	76,808	76,808
Cost [Member] | Mine Development [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	41,585	125,127
Additions	2,260	4,944
Capitalized interests
Disposals
Transfers	1,402	1,473
Assets held for distribution		(89,959)
End balance	45,247	41,585
Cost [Member] | Land [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	219,345	219,240
Additions	9,186	44
Capitalized interests
Disposals
Transfers	27	61
Assets held for distribution
End balance	228,558	219,345
Cost [Member] | Buildings And Other Construction [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	657,548	436,670
Additions	232
Capitalized interests
Disposals	(1,171)
Transfers	20,328	240,992
Assets held for distribution		(20,114)
End balance	676,937	657,548
Cost [Member] | Machinery, Equipment And Related Spare Parts [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	1,436,384	986,642
Additions	12,696	13,297
Capitalized interests
Disposals	(614)	(13,661)
Transfers	142,593	515,631
Assets held for distribution		(65,525)
End balance	1,591,059	1,436,384
Cost [Member] | Furniture And Accessories [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	30,513	31,097
Additions	88	109
Capitalized interests
Disposals	(17)	(9)
Transfers	817	19
Assets held for distribution		(703)
End balance	31,401	30,513
Cost [Member] | Transportation Units [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	119,708	125,286
Additions	10,511	2,651
Capitalized interests
Disposals	(8,213)	(7,020)
Transfers	312	502
Assets held for distribution		(1,711)
End balance	122,318	119,708
Cost [Member] | Computer Equipment And Tools [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	53,501	53,014
Additions	1,350	1,803
Capitalized interests
Disposals	(178)	(18)
Transfers	3,740	1,307
Assets held for distribution		(2,605)
End balance	58,413	53,501
Cost [Member] | Mine Rehabilitation Costs [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	6,063	4,575
Additions		1,488
Capitalized interests
Disposals
Transfers	26
Assets held for distribution
End balance	6,089	6,063
Cost [Member] | Capitalized Interests [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	64,904	61,595
Additions
Capitalized interests		3,309
Disposals
Transfers
Assets held for distribution
End balance	64,904	64,904
Cost [Member] | Works In Progress And Units In Transit [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	184,653	890,746
Additions	32,280	82,362
Capitalized interests
Disposals	(397)	(871)
Transfers	(173,664)	(758,749)
Assets held for distribution		(28,835)
End balance	42,872	184,653
Cost [Member] | Total [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	2,891,012	3,013,209
Additions	68,603	107,182
Capitalized interests		3,309
Disposals	(10,590)	(21,579)
Transfers	(4,419)	1,372
Assets held for distribution		(212,481)
End balance	2,944,606	2,891,012
Accumulated Depreciation [Member] | Mining Concessions [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	12,119	12,233
Additions		72
Disposals
Transfers
Assets held for distribution		(186)
End balance	12,119	12,119
Accumulated Depreciation [Member] | Mine Development [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	9,753	9,457
Additions	506	296
Disposals
Transfers	(509)
Assets held for distribution
End balance	9,750	9,753
Accumulated Depreciation [Member] | Land [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance
Additions
Disposals
Transfers
Assets held for distribution
End balance
Accumulated Depreciation [Member] | Buildings And Other Construction [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	68,945	52,366
Additions	17,482	17,194
Disposals	(633)
Transfers
Assets held for distribution		(615)
End balance	85,794	68,945
Accumulated Depreciation [Member] | Machinery, Equipment And Related Spare Parts [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	296,918	229,014
Additions	85,937	76,322
Disposals	(221)	(4,613)
Transfers
Assets held for distribution		(3,805)
End balance	382,634	296,918
Accumulated Depreciation [Member] | Furniture And Accessories [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	27,204	26,605
Additions	728	852
Disposals	(17)	(3)
Transfers
Assets held for distribution		(250)
End balance	27,915	27,204
Accumulated Depreciation [Member] | Transportation Units [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	64,710	57,983
Additions	12,966	11,104
Disposals	(4,697)	(2,866)
Transfers
Assets held for distribution		(1,511)
End balance	72,979	64,710
Accumulated Depreciation [Member] | Computer Equipment And Tools [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	39,472	37,296
Additions	3,629	3,572
Disposals	(335)	(7)
Transfers
Assets held for distribution		(1,389)
End balance	42,766	39,472
Accumulated Depreciation [Member] | Mine Rehabilitation Costs [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	1,432	1,432
Additions	2
Disposals
Transfers
Assets held for distribution
End balance	1,434	1,432
Accumulated Depreciation [Member] | Capitalized Interests [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	1,417	14
Additions	1,519	1,403
Disposals
Transfers
Assets held for distribution
End balance	2,936	1,417
Accumulated Depreciation [Member] | Works In Progress And Units In Transit [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance
Additions
Disposals
Transfers
Assets held for distribution
End balance
Accumulated Depreciation [Member] | Total [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	521,970	426,400
Additions	122,769	110,815
Disposals	(5,903)	(7,489)
Transfers	(509)
Assets held for distribution		(7,756)
End balance	638,327	521,970
Accumulated Impairment [Member] | Mining Concessions [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	41,213
Additions	1,645
End balance	42,858	41,213
Accumulated Impairment [Member] | Mine Development [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	24,048
Additions
End balance	24,048	24,048
Accumulated Impairment [Member] | Land [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	258
Additions
End balance	258	258
Accumulated Impairment [Member] | Buildings And Other Construction [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	13,837
Additions
End balance	13,837	13,837
Accumulated Impairment [Member] | Machinery, Equipment And Related Spare Parts [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	12,166
Additions
End balance	12,166	12,166
Accumulated Impairment [Member] | Furniture And Accessories [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	168
Additions	33
End balance	201	168
Accumulated Impairment [Member] | Transportation Units [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	26
Additions
End balance	26	26
Accumulated Impairment [Member] | Computer Equipment And Tools [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	400
Additions	54
End balance	454	400
Accumulated Impairment [Member] | Mine Rehabilitation Costs [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	3,143
Additions
End balance	3,143	3,143
Accumulated Impairment [Member] | Capitalized Interests [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance
Additions
End balance
Accumulated Impairment [Member] | Works In Progress And Units In Transit [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	735
Additions
End balance	735	735
Accumulated Impairment [Member] | Total [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	95,994
Additions	1,732
End balance	97,726	95,994
Carrying Amount [Member] | Mining Concessions [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	23,476
Total Assets held for distribution	2,843
End balance	21,831	23,476
Carrying Amount [Member] | Mine Development [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	7,784
Total Assets held for distribution	89,959
End balance	11,449	7,784
Carrying Amount [Member] | Land [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	219,087
Total Assets held for distribution
End balance	228,300	219,087
Carrying Amount [Member] | Buildings And Other Construction [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	574,766
Total Assets held for distribution	19,499
End balance	577,306	574,766
Carrying Amount [Member] | Machinery, Equipment And Related Spare Parts [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	1,127,300
Total Assets held for distribution	61,720
End balance	1,196,259	1,127,300
Carrying Amount [Member] | Furniture And Accessories [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	3,141
Total Assets held for distribution	453
End balance	3,285	3,141
Carrying Amount [Member] | Transportation Units [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	54,972
Total Assets held for distribution	200
End balance	49,313	54,972
Carrying Amount [Member] | Computer Equipment And Tools [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	13,629
Total Assets held for distribution	1,216
End balance	15,193	13,629
Carrying Amount [Member] | Mine Rehabilitation Costs [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	1,488
Total Assets held for distribution
End balance	1,512	1,488
Carrying Amount [Member] | Capitalized Interests [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	63,487
Total Assets held for distribution
End balance	61,968	63,487
Carrying Amount [Member] | Works In Progress And Units In Transit [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	183,918
Total Assets held for distribution	28,835
End balance	42,137	183,918
Carrying Amount [Member] | Total [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	2,273,048
Total Assets held for distribution	204,725
End balance	S/ 2,208,553	S/ 2,273,048